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AB Sustainable Thematic Credit Portfolio
SUMMARY INFORMATION AB Sustainable Thematic Credit Portfolio
INVESTMENT OBJECTIVE
The Fund’s investment objective is to maximize total return through current income and long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 24 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 89 of the Fund’s Statement of Additional Information (“SAI”).
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB Sustainable Thematic Credit Portfolio	Class A Shares		Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none
Exchange Fee	none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Sustainable Thematic Credit Portfolio		Class A	Advisor Class
Management Fees		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses: Transfer Agent		0.02%	0.02%
Other Expenses		0.67%	0.67%
Total Other Expenses		0.69%	0.69%
Total Annual Fund Operating Expenses		1.39%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	(0.54%)	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%	0.60%
[1]	The Adviser has contractually agreed to waive its management fee and/or to bear certain expenses of the Fund through May 3, 2022 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding .85% and .60% of average daily net assets, respectively, for Class A and Advisor Class shares (“expense limitations”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses.” The expense limitations and waiver agreement will each remain in effect until May 3, 2022 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitations and waiver agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same (except that any fee waiver and/or expense limitation is in effect for only the first year and offering costs are not included after the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Sustainable Thematic Credit Portfolio - USD ($)	Class A	Advisor Class
After 1 Year	$ 508	$ 61
After 3 Years	$ 752	$ 263

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. The Fund is expected to have a high portfolio turnover rate.
PRINCIPAL STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in fixed-income securities of corporate issuers whose business activities the Adviser believes position the issuer to benefit from certain environmentally- or socially-oriented sustainable investment themes that are broadly consistent with the United Nations Sustainable Development Goals (“SDGs”). Examples of these themes include the advancement of health, climate, and empowerment, but the themes may change over time based on the Adviser’s research. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in fixed-income securities of corporate issuers that satisfy the Fund’s sustainability criteria.
The Adviser employs a combination of
“top-down”
and
“bottom-up”
investment processes with the goal of identifying, based on its own analysis, the most attractive securities and issuers that fit into sustainable investment themes. The top-down
approach seeks to identify the sustainable investment themes. In addition to this top-down
approach, the Adviser uses a
bottom-up
analysis of individual bond issues, focusing on the use of proceeds, issuer fundamentals, valuation, and the issuer’s exposure to environmental, social and governance (“ESG”) factors. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. The Adviser emphasizes positive selection criteria over broad-based negative screens (
e.g.
, disqualifying business activities) in assessing an issuer’s exposure to ESG factors. The Fund also typically invests in “green bonds,” which are instruments the proceeds of which are specifically earmarked for climate or environmental projects.
The Fund may invest up to 20% of its net assets in securities rated below investment grade (“junk bonds”). The Fund may invest up to 30% of its net assets in securities denominated in currencies other than the U.S. dollar. Foreign investments may include securities issued by emerging market companies and governments. The Adviser expects under normal circumstances to hedge the majority of the Fund’s foreign currency exposure through the use of currency-related derivatives, although it is not required to do so.
The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use interest rate futures contracts or swaps to manage the Portfolio’s average duration and may, as noted above, use currency-related derivatives to hedge foreign currency exposure. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure significantly in excess of the Fund’s net assets.
The Fund is
“non-diversified”.

PRINCIPAL RISKS
•
Market Risk:
The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

•
ESG Risk:
Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment
reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, “sustainability” is not a uniformly defined characteristic, and the Fund’s sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment.

•
Interest Rate Risk:
Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Fund’s returns would likely be adversely affected.

•
Credit Risk:
An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•
Below Investment Grade Securities Risk:
Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

•
Duration Risk:
Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Inflation Risk:
This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. The Fund invests in inflation-indexed securities, the value of which may be vulnerable to changes in expectations of inflation or interest rates.

•
Foreign
(Non-U.S.)
Risk:
Investments in securities of
non-U.S.
issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk:
Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

•
Currency Risk:
Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter
derivatives, are also subject to counterparty risk.

•
Leverage Risk:
To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Illiquid Investments Risk:
Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

•
Non-Diversification
Risk:
The Fund may have more risk because it is
“non-diversified”,
meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

•
Active Trading Risk:
The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its tech-

niques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.